Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforward	$ 10,459	$ 0
Organizational costs/Startup expenses	203,589	0
Total deferred tax asset	214,048	0
Valuation allowance	(214,048)	0
Deferred tax asset, net	$ 0	$ 0